Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of revenue by major products

	For the years ended
	December 31, 2018	December 31, 2017	December 31, 2016

Cutlery	$66,558,851	$62,104,253	$53,206,758
Straws	23,572,926	18,631,276	14,324,897
Cups and plates	37,439,353	33,536,297	27,626,586
Others	11,093,142	9,936,680	7,162,448
Total	$138,664,272	$124,208,506	$102,320,689

Schedule of revenue by geographic areas
	For the years ended
	December 31, 2018	December 31, 2017	December 31, 2016
Revenue from United States	$118,307,987	$106,563,934	$92,729,983
Revenue from Europe	6,621,940	6,101,139	3,172,868
Revenue from Canada	1,635,667	1,943,946	982,106
Revenue from China	8,286,146	7,740,720	3,839,176
Revenue from other foreign countries	3,812,532	1,858,767	1,596,556
Total	$138,664,272	$124,208,506	$102,320,689